Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN INCOME FUND
Entity Central Index Key	0000717854
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032333
Shareholder Report [Line Items]
Fund Name	Elfun Income Fund
Trading Symbol	EINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Income Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Expectations of an economic soft landing that opened the door to additional U.S. Federal Reserve Federal Funds rate cuts served to reduce interest rates, steepen the yield curve, and moderately tighten credit spreads during the reporting period. The Fund’s overweight allocation to duration and a yield curve steepener position were the primary drivers of the Fund’s out-performance during the reporting period, with the Fund’s overweight allocation to investment grade credit and MBS adding to Fund performance, and security selection in MBS detracting from the Fund's performance. The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the reporting period, with treasury futures positively contributing to the Fund's performance relative to the Index and credit default swaps negatively contributing to the Fund's performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EINFX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,043	$10,138
02/29/16	$10,094	$10,210
03/31/16	$10,270	$10,303
04/30/16	$10,364	$10,343
05/31/16	$10,349	$10,345
06/30/16	$10,532	$10,531
07/31/16	$10,634	$10,598
08/31/16	$10,655	$10,586
09/30/16	$10,639	$10,580
10/31/16	$10,574	$10,499
11/30/16	$10,320	$10,250
12/31/16	$10,352	$10,265
01/31/17	$10,391	$10,285
02/28/17	$10,466	$10,354
03/31/17	$10,460	$10,349
04/30/17	$10,555	$10,428
05/31/17	$10,634	$10,509
06/30/17	$10,619	$10,498
07/31/17	$10,678	$10,543
08/31/17	$10,758	$10,638
09/30/17	$10,723	$10,587
10/31/17	$10,735	$10,593
11/30/17	$10,707	$10,580
12/31/17	$10,757	$10,628
01/31/18	$10,658	$10,506
02/28/18	$10,529	$10,406
03/31/18	$10,592	$10,473
04/30/18	$10,503	$10,395
05/31/18	$10,567	$10,469
06/30/18	$10,536	$10,456
07/31/18	$10,562	$10,459
08/31/18	$10,628	$10,526
09/30/18	$10,569	$10,458
10/31/18	$10,490	$10,376
11/30/18	$10,526	$10,438
12/31/18	$10,671	$10,629
01/31/19	$10,844	$10,742
02/28/19	$10,841	$10,736
03/31/19	$11,054	$10,942
04/30/19	$11,071	$10,945
05/31/19	$11,238	$11,139
06/30/19	$11,399	$11,279
07/31/19	$11,416	$11,304
08/31/19	$11,679	$11,597
09/30/19	$11,626	$11,535
10/31/19	$11,663	$11,570
11/30/19	$11,668	$11,564
12/31/19	$11,684	$11,556
01/31/20	$11,860	$11,778
02/29/20	$11,976	$11,990
03/31/20	$11,723	$11,920
04/30/20	$12,032	$12,132
05/31/20	$12,173	$12,188
06/30/20	$12,282	$12,265
07/31/20	$12,517	$12,448
08/31/20	$12,438	$12,348
09/30/20	$12,415	$12,341
10/31/20	$12,381	$12,286
11/30/20	$12,583	$12,406
12/31/20	$12,622	$12,423
01/31/21	$12,535	$12,334
02/28/21	$12,364	$12,156
03/31/21	$12,235	$12,005
04/30/21	$12,331	$12,099
05/31/21	$12,376	$12,139
06/30/21	$12,482	$12,224
07/31/21	$12,620	$12,361
08/31/21	$12,600	$12,337
09/30/21	$12,495	$12,230
10/31/21	$12,484	$12,227
11/30/21	$12,504	$12,263
12/31/21	$12,471	$12,232
01/31/22	$12,182	$11,968
02/28/22	$12,019	$11,835
03/31/22	$11,685	$11,506
04/30/22	$11,245	$11,069
05/31/22	$11,301	$11,141
06/30/22	$11,086	$10,966
07/31/22	$11,369	$11,234
08/31/22	$11,037	$10,917
09/30/22	$10,542	$10,445
10/31/22	$10,431	$10,310
11/30/22	$10,853	$10,689
12/31/22	$10,792	$10,641
01/31/23	$11,171	$10,968
02/28/23	$10,855	$10,684
03/31/23	$11,135	$10,956
04/30/23	$11,213	$11,022
05/31/23	$11,068	$10,902
06/30/23	$11,023	$10,863
07/31/23	$11,024	$10,856
08/31/23	$10,946	$10,786
09/30/23	$10,603	$10,512
10/31/23	$10,387	$10,346
11/30/23	$10,929	$10,815
12/31/23	$11,416	$11,229
01/31/24	$11,383	$11,198
02/29/24	$11,177	$11,040
03/31/24	$11,285	$11,142
04/30/24	$10,936	$10,860
05/31/24	$11,150	$11,044
06/30/24	$11,281	$11,149
07/31/24	$11,544	$11,409
08/31/24	$11,748	$11,573
09/30/24	$11,905	$11,728
10/31/24	$11,538	$11,437
11/30/24	$11,671	$11,558
12/31/24	$11,445	$11,369
01/31/25	$11,507	$11,430
02/28/25	$11,784	$11,681
03/31/25	$11,789	$11,685
04/30/25	$11,841	$11,731
05/31/25	$11,733	$11,647
06/30/25	$11,930	$11,826
07/31/25	$11,882	$11,795
08/31/25	$12,057	$11,936
09/30/25	$12,169	$12,067
10/31/25	$12,233	$12,142
11/30/25	$12,321	$12,217
12/31/25	$12,286	$12,199

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EINFX	7.34%	(0.54%)	2.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 118,997,423
Holdings Count | Holding	1,059
Advisory Fees Paid, Amount	$ 202,375
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$118,997,423 Number of Portfolio Holdings1,059 Portfolio Turnover Rate41% Total Advisory Fees Paid$202,375
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasuries	28.3%
Corporate Notes	26.7%
Agency Mortgage Backed	26.7%
Short-Term Investments	16.5%
Non-Agency Collateralized Mortgage Obligations	12.6%
Asset Backed	1.8%
Agency Collateralized Mortgage Obligations	1.0%
Municipal Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	4.2%
U.S. Treasury Notes, 3.88%, due 07/31/27	3.7%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	3.3%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 01/01/55	3.0%
U.S. Treasury Notes, 3.50%, due 10/31/27	2.5%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 01/01/56	2.3%
U.S. Treasury Notes, 3.88%, due 04/30/30	2.3%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/29	2.0%
Federal National Mortgage Association, 3.50%, due 07/01/47	2.0%

Material Fund Change [Text Block]